FINANCE LEASES -Financial position (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lease liability
Current	$ 4,640,497	$ 4,016,654
Non-current	1,492,800	2,205,953
Total	6,133,297	6,222,607
Land and buildings (Gross carrying amount)
Right-of-use asset
Right-of-use asset	$ 20,021,179	$ 20,879,928